U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Calvert Social Investment Fund

          4550 Montgomery Ave., Ste. 1000N

          Bethesda, MD   20814

2.   Name of each series or class of funds for which this

     notice is filed:

          Calvert Balance Portfolio

          Calvert Bond Portfolio

          Calvert Equity Portfolio

          Calvert Large Cap Core Portfolio

          Calvert Conservative Allocation Fund

          Calvert Moderate Allocation Fund

          Calvert Aggressive Allocation Fund

3.   Investment Company Act File Number:

         811-03334

     Securities Act File Number:

         002-75106

4(a).   Last day of fiscal year for which this notice is filed:

         September 30, 2014

4(b).   Check box if this notice is being filed late (i.e., more

        than 90 days after the end of the issuer's fiscal year).

                                                         [    ]

        Note: if the Form is being filed more than 90 days after

        the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).   Check box if this is the last time the issuer will be filing this Form.

                                                        [    ]

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-

        ities sold during the fiscal year

        pursuant to section 24(f):              $1,111,326,699.00

  (ii). Aggregate price of securities

        redeemed or repurchased

        during the fiscal year:                 $1,049,925,933.00

 (iii). Aggregate price of securities

        redeemed or repurchased during

        any prior fiscal year ending no

        earlier than October 11, 1995

        that were not previously used to

        reduce registration fees payable

        to the Commission:                        $199,650,391.00

  (iv). Total available redemption credits

        [add Items 5(ii) and 5(iii)]:           $1,249,576,324.00

   (v). Net sales -- if Item 5(i) is

        greater than Item 5(iv)

        [subtract Item 5(iv) from Item 5(i)]:     (138,249,625.00)

  (vi). Redemption credits available for

        use in future years if Item 5(i) is

        less than Item 5(iv) [subtract Item

        5(iv) from Item 5(i)]:                    $138,249,625.00

 (vii). Multiplier for determining registration

        fee (See Instruction C.8):                  x   0.0001162

(viii). Registration fee due [multiply Item

        5(v) by Item 5(vii)] (enter "0" if

        no fee is due):                                    =$0.00

6.    Prepaid Shares

       If the response to item 5(i) was determined by deducting an

amount of securities that  were registered     under the Securities

Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 243-2], then report the amount of securities (number of shares or other units) deducted here: _______.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year

                                                     +$

8.   Total of the amount of the registration fee due plus any

     interest due [line 5(viii) plus line 7]:

                                                     =$

9.  Date of registration fee and any interest payment was sent to the

    Commission's lockbox depository: N/A

    Method of Delivery:

                    [   ]   Wire Transfer

                    [   ]   Mail or other means

                                SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date

indicated.

By (signature and Title)*           /s/Ivy Wafford Duke

                                    Ivy Wafford Duke

                                    Deputy General Counsel

Date:  December 24, 2014

*Please print the name and title of the signing officer below the signature.